Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events
Subsequent Events

14.  Subsequent Events

Issuance of Eleventh Series Stock Options

On July 18, 2025, pursuant to the resolution of the annual general meeting of shareholders held in June 2025, the Company granted the Eleventh Series of Stock Subscription Rights (stock options) to directors, employees, corporate auditors, and outside service providers. A total of 433,500 common shares are subject to the stock options, with an exercise price of ¥2.00 per share. The exercise period commences on July 18, 2026, and extends for four years. Vesting of the stock options is subject to a performance condition requiring that, in any fiscal year ending December 31, 2026 through December 31, 2028, the Company’s adjusted consolidated total revenue exceeds ¥10 billion. The Company will recognize compensation expenses associated with these options in accordance with ASC 718, Compensation—Stock Compensation.

Reduction on Capital

On July 31, 2025, the reduction of the Company’s common stock and additional paid-in capital became effective, as approved at the annual shareholders’ meeting held on May 30, 2025. As a result, the balance of common stock was reduced to ¥20,000 thousand. The purpose of the capital reduction was to eliminate accumulated losses, to strengthen the Company’s financial position, and to reduce certain statutory tax burdens under Japanese corporate tax law associated with maintaining a higher registered capital. This capital restructuring does not affect the number of shares outstanding or total shareholders’ equity, but reallocates amounts within equity accounts.

Refinancing of Short-term Loans

Subsequent to June 30, 2025, the Company refinanced certain short-term borrowings including (i) the outstanding loan of ¥216,670 thousand with the bank was refinanced and extended the maturity date to March 31, 2026, and (ii) the outstanding loan of ¥350,000 thousand with the bank was refinanced and extended the maturity date to December 31, 2025. Both loans bear interest at an annual rate of 1.875%.